Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash
Restricted cash	$ 371,057	$ 414,807	$ 457,053